SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of property, equipment and software estimated useful lives

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Software	2-10 years
Building	35-50 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Summary of land use rights, net	Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use rights, net	37-50 years

Summary of amortization periods by intangible asset classes	The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	2 years
Trademark	10 years
License	1.5-10 years

Summary of disaggregated revenue by types	The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues
- Learning services	2,872,901	4,419,964	6,039,033
- Educational content & digitalized learning products	55,980	83,930	77,089
- Other revenue	31,932	49,662	30,650
Total net revenues	2,960,813	4,553,556	6,146,772

Summary of contract liabilities arising from contract with customers

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2024	2025
	RMB	RMB
Deferred revenue, current portion	1,867,096	2,289,322
Deferred revenue, non-current portion	218,797	276,620
	2,085,893	2,565,942
Refund liability	127,969	125,813